UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   3/31/06
                                                       ---------

Check  here  if  Amendment  [ ];  Amendment  Number:
  This  Amendment  (Check  only  one.):  [ ] is  a  restatement.
                                         [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          --------------------------------
Address:  355  Maple  Avenue
          --------------------------------
          Harleysville,  PA  19438-2297
          --------------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/Mark R. Cummins     Harleysville,  PA     April 26, 2006
     --------------------   -----------------    -----------------
       [Signature]            [City,  State]        [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        ------------------       ---------------------------
        [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:           0
                                              -------

Form  13F  Information  Table  Entry  Total:     66
                                              --------

Form  13F  Information  Table  Value  Total:  $476,313
                                              --------
                                           (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.     Form 13F File Number   Name

     0       28-4718                         NONE        .
    ---         ----                ----------------------
   [Repeat  as  necessary]

HARLEYSVILLE GROUP INC
March 31, 2006
FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7  COLUMN 8
------------------------------  --------------  ----------  --------  --------------------  --------    --------  -----------------
                                                            VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
------------------------------  --------------  ---------  ---------  --------  ---- ----  ----------  --------  -----  ------ ----

AIR PRODUCTS AND CHEMICALS INC  COM            009158-10-6    3,581     53,300  SH          SOLE        N/A      53,300
ALLSTATE CORP                   COM            020002-10-1    5,159     99.000  SH          SOLE        N/A      99,000
ALTRIA GROUP INC                COM            02209S-10-3      995     14,040  SH          SOLE        N/A      14,040
AMERICAN INTL GROUP INC.        COM            026874-10-7    3,139     47,500  SH          SOLE        N/A      47,500
AMGEN INC                       COM            031162-10-0    5,253     72,200  SH          SOLE        N/A      72,200
BOC GROUP PLC                   COM            055617-60-9    1,306     24,360  SH          SOLE        N/A      24,360
BP PLC                          COM            055622-10-4      960     13,920  SH          SOLE        N/A      13,920
BANK OF AMERICA CORPORATION     COM            060505-10-4    2,287     50,220  SH          SOLE        N/A      50,220
BANK NEW YORK INC               COM            064057-10-2    4,937    136,980  SH          SOLE        N/A     136,980
BARCLAYS PLC                    COM            06738E-20-4    1,144     24,440  SH          SOLE        N/A      24,440
LRCLAYS GLOBAL INVESTORS        EQUITY MUT FD  BGIATILT6     67,000    472,389  SH          SOLE        N/A     472,389
BELLSOUTH CORP                  COM            079860-10-2    1,330     38,380  SH          SOLE        N/A      38,380
BRISTOL MYERS SQUIBB CO         COM            110122-10-8      994     40,410  SH          SOLE        N/A      40,410
CANADIAN NATL RY CO             COM            136375-10-2    4,382     96,780  SH          SOLE        N/A      96,780
CHEVRONTEXACO CORP              COM            166764-10-0    8,191    141,290  SH          SOLE        N/A     141,290
CINCINNATI FINL CORP            COM            172062-10-1    2,539     60,346  SH          SOLE        N/A      60,346
CISCO SYSTEMS INC               COM            17275R-10-2    8,127    375,024  SH          SOLE        N/A     375,024
CITIGROUP INC                   COM            172967-10-1   10,479    221,865  SH          SOLE        N/A     221,865
CONSOLIDATED EDISON INC         COM            209115-10-4      887     20,400  SH          SOLE        N/A      20,400
DELL INC                        COM            24702R101      4,751    159,660  SH          SOLE        N/A     156,660
DISNEY (WALT) COMPANY           COM            254687-10-6    7,412    265,750  SH          SOLE        N/A     265,750
DU PONT E I DE NEMOURS          COM            263534-10-9    1,054     24,960  SH          SOLE        N/A      24,960
EMERSON ELECTRIC CO             COM            291011-10-4    1,256     15,020  SH          SOLE        N/A      15,020
EXXON MOBIL CORP                COM            30231G-10-2   10,651    175,010  SH          SOLE        N/A     175,010
FPL GROUP INC                   COM            302571-10-4      875     21,790  SH          SOLE        N/A      21,790
GENERAL ELECTRIC COMPANY        COM            369604-10-3    8,964    257,730  SH          SOLE        N/A     257,730
HARBOR FUND                     EQUITY MUT FD  411511-30-6   18,175    325,361  SH          SOLE        N/A     325,361
HARLEYSVILLE NATIONAL CORP      COM            412850-10-9    6,447    283,501  SH          SOLE        N/A     283,501
HARLEYSVILLE SAVINGS ASSN       COM            412856-10-6    2,159    123,748  SH          SOLE        N/A     123,748
HARTFORD FINL SVCS GROUP        COM            416515-10-4    2,699     33,510  SH          SOLE        N/A      33,510
HOME DEPOT INC                  COM            437076-10-2    6,452    152,540  SH          SOLE        N/A     152,540
ILLINOIS TOOL WORKS INC         COM            452308-10-9    1,759     18,260  SH          SOLE        N/A      18,260
INTEL CORPORATION               COM            458140-10-0    3,965    204,910  SH          SOLE        N/A     204,910
IBM CORPORATION                 COM            459200-10-1    5,193     62,970  SH          SOLE        N/A      62,970
JP MORGAN CHASE & CO            COM            46625H-10-0    6,045    145,171  SH          SOLE        N/A     145,171
JEFFERSON PILOT CORP            COM            475070-10-8    1,108     19,810  SH          SOLE        N/A      19,810
JOHNSON & JOHNSON               COM            478160-10-4    7,890    133,230  SH          SOLE        N/A     133,230
KEYSPAN CORP                    COM            49337W-10-0    1,101     26,940  SH          SOLE        N/A      26,940
KIMBERLY CLARK CORP             COM            494368-10-3      943     16,320  SH          SOLE        N/A      16,320
LILLY ELI & CO                  COM            532457-10-8      983     17,770  SH          SOLE        N/A      17,770
LOWES COS INC                   COM            548661-10-7    4,476     69,460  SH          SOLE        N/A      69,460
MEDTRONIC INC                   COM            585055-10-6    3,756     74,000  SH          SOLE        N/A      74,000
MICROSOFT CORPORATION           COM            594918-10-4   10,091    370,860  SH          SOLE        N/A     370,860
NATIONAL GRID TRANSCO PLC       COM            636274-30-0    1,001     20,170  SH          SOLE        N/A      20,170
NOKIA CORP                      COM            654902-20-4    1,237     59,690  SH          SOLE        N/A      59,690
PPG INDS INC                    COM            693506-10-7    1,023     16,150  SH          SOLE        N/A      16,150
PEPSICO INC                     COM            713448-10-8    3,083     53,340  SH          SOLE        N/A      53,340
PFIZER INC                      COM            717081-10-3    2,505    100,510  SH          SOLE        N/A     100,510
PITNEY BOWES INC                COM            724479-10-0      974     22,690  SH          SOLE        N/A      22,690
PROCTER & GAMBLE CO             COM            742718-10-9    9,597    166,558  SH          SOLE        N/A     166,558
QUALCOMM INC                    COM            747525-10-3    6,504    128,520  SH          SOLE        N/A     128,520
ROYAL DUTCH SHELL PLC           COM            780259-20-6      867     13,920  SH          SOLE        N/A      13,920
SCHLUMBERGER LTD                COM            806857-10-8    9,182     72,545  SH          SOLE        N/A      72,545
SOUTHERN CO                     COM            842587-10-7      924     28,200  SH          SOLE        N/A      28,200
SUNTRUST BKS INC                COM            867914-10-3    1,037     14,250  SH          SOLE        N/A      14,250
TRANSCANADA CORP                COM            89353D-10-7    1,025     35,420  SH          SOLE        N/A      35,420
US BANCORP                      COM            902973-30-4    1,029     33,730  SH          SOLE        N/A      33,730
UNILEVER PLC                    COM            904767-70-4      977     23,800  SH          SOLE        N/A      23,800
UNITED TECHNOLOGIES CORP        COM            913017-10-9    4,587     79,120  SH          SOLE        N/A      79,120
VANGUARD INTL GROWTH           INTL GROWTH FD  921910-20-4   25,245    343,606  SH          SOLE        N/A     343,606
VANGUARD INSTL INDEX FD         EQUITY MUT FD  922040-10-0  104,574    883,900  SH          SOLE        N/A     883,900
VANGUARD MID CAP INDEX FUNDS    EQUITY MUT FD  922908-83-5   16,377    861,051  SH          SOLE        N/A     861,051
VANGUARD SMALL CAP INDEX FD     EQUITY MUT FD  922908-87-6   16,452    513,808  SH          SOLE        N/A     513,808
WACHOVIA CORP                   COM            929903-10-2    1,134     20,230  SH          SOLE        N/A      20,230
WALGREEN COMPANY                COM            931422-10-9    7,889    182,910  SH          SOLE        N/A     182,910
WELLS FARGO & CO NEW            COM            949746-10-1    8,195    128,300  SH          SOLE        N/A     128,300
